Warrants liability	12 Months Ended
Dec. 31, 2025
Warrants liability [Abstract]
Warrants liability
12.	Warrants liability

In connection with the completion of the business combination on March 20, 2024, each of 16,875,000 HCM’s outstanding warrants were converted into the Company’s warrants at 1:1 ratio. The warrants allow the holder to subscribe for ordinary shares of the Company at an exercise price of U.S.$11.50 per whole warrant. The warrants shall expire on the five year anniversary of the closing date.

Changes in warrant liabilities

The financial liabilities for the warrants are accounted for at fair value through profit or loss, and are measured with reference to its market price.

Changes in the warrant liabilities for the years ended December 31, 2025 and 2024 are summarized as follows:

	Public warrants
	Number of warrants	Value

Warrants as of January 1, 2025	$16,812,123	$75,827,403
Change in fair value of warrant liabilities		(63,526,324)
Warrants exercised	(10,026)	(45,221)

Exchange rate effect	-	(4,290,442)
As of December 31 , 2025	$16,802,097	$7,965,416

	Public warrants
	Number of warrants	Value

Warrants assumed in connection with the business combination held on March 20, 2024	$16,875,000	$19,717,425
Change in fair value of warrant liabilities		51,946,426
Warrants exercised	(62,877)	(73,452)

Exchange rate effect	-	4,237,004
As of December 31 , 2024	$16,812,123	$75,827,403
Each warrant exercised is paid to the company in U.S.11.5.  During 2025 and 2024 the gain obtained by the Company for the exercise of warrants was $2,332,619 (U.S.115,299)  and $ 12,327,209 (U.S.$722,924).